Gregory W. Preston, Esq.

Managing Director

Corporate Law Solutions, PC

907 Sandcastle Drive

Corona del Mar, CA 92625

Direct: 949.760.0107

Fax: 949.760.0107

Email: gpreston@corp-law.com

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Stacy Gorman, Esq.

Re: Proxy Statement Coordinated Filing for DSI Realty Income Funds VI-XI

Ms. Gorman:

On behalf of DSI Realty Income Funds VI through XI (the “Public Funds”) the following are hereby filed via EDGAR submission for each of the six (6) Public Funds:

(i)	Schedule 14A;

(ii)	Cover letter to limited partners;

(iii)	Notice and Proxy Statement, including Exhibit A “Purchase and Sale Agreement”; and

(iv)	Written Consent Card.

The Public Funds along with two (2) other non-public limited partnerships, DSI Realty Income Funds IV and V (the “Private Funds”), are all parties to the Purchase and Sale Agreement for the sale of all of their respective self-storage properties and related assets subject to receipt of the written consent of the holders of a majority of the outstanding units of limited partnership interest in each of Public and Private Funds.

The proposal in the Proxy Statement of each of the Public Funds is substantially the same and the items of the proposal include the approval of the Purchase and Sale Agreement, the distribution of the net proceeds from the property sales, and the dissolution of the Funds following the sales. The proposal for Funds VI and VII contains an additional item seeking approval of the amendment to a provision of their limited partnership agreements.

Likewise, the disclosures in the Proxy Statements are also substantially the same except for the different allocations of the sale proceeds, property descriptions, limited partner demographics, general partner interests, etc. In addition, Funds VI and VII provide additional disclosures relating to the proposed amendment to their limited partnership agreements and Fund XI makes disclosures relating to the required consent of a joint venture partner for the sale of its properties.

1.

We look forward to working with you on this coordinated filing and please feel free to contact the undersigned at any time via telephone, email or fax.

Very truly yours,
Corporate Law Solutions, PC
By /s/GREGORY W. PRESTON
Gregory W. Preston, Esq
Managing Director

.